Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loan

The following table presents short-term bank loan as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Shanghai Commercial & Savings Bank	$6,389	$6,838
Taipei Fubon Bank	836	873
Total	$7,225	$7,711